Restructuring and related reorganization charges - Summary of Restructuring and Related Reorganization Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Beginning balance	$ 0	$ 0
Charges	6,798	0
Payments	(5,899)	0
Ending balance	899	0	$ 0
Employee severance and benefits
Restructuring Reserve [Roll Forward]
Beginning balance	0	0
Charges	6,798	0
Payments	(5,899)	0	(3,646)
Ending balance	899	0	0
Others
Restructuring Reserve [Roll Forward]
Beginning balance	0	0
Charges	0	0
Payments	0	0
Ending balance	$ 0	$ 0	$ 0